-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 FFUKKNM+EfxoKs3W5K23XYFyVBqrkE9cvLvKGVsNjrCN6ppv1aQv+WL9be9lxJII
 6XA+dqasBtA6fzhPxPmHtw==

<SEC-DOCUMENT>0001298596-06-000005.txt : 20060510
<SEC-HEADER>0001298596-06-000005.hdr.sgml : 20060510
<ACCEPTANCE-DATETIME>20060510112155
ACCESSION NUMBER:		0001298596-06-000005
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20060331
FILED AS OF DATE:		20060510
DATE AS OF CHANGE:		20060510
EFFECTIVENESS DATE:		20060510

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		06824112

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06
Check here if Amendment [ X ]; Amendment Number: __1___

This Amendment (Check only one.):
   [ x ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $149,053
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

3M Co                          COM              88579Y101      992 13100.023SH       SOLE                13100.023
AZCO Mining Inc                COM              054774104       10 10000.000SH       SOLE                10000.000
Abbott Laboratories            COM              002824100      969 22809.637SH       SOLE                22809.637
Air Products and Chemicals Inc COM              009158106     1194 17770.161SH       SOLE                17770.161
Alltel Corp                    COM              020039103      982 15161.226SH       SOLE                15161.226
Altria Group Inc               COM              02209S103     1828 25795.559SH       SOLE                25795.559
American Express Co            COM              025816109      661 12570.953SH       SOLE                12570.953
American Int'l Group Inc       COM              026874107     2392 36188.661SH       SOLE                36188.661
American Locker Group Inc      COM              027284108      279 57605.000SH       SOLE                57605.000
Amerisource-Bergen Corp        COM              03073E105     2095 43404.869SH       SOLE                43404.869
Astoria Financial Corp         COM              046265104      829 26792.241SH       SOLE                26792.241
Automatic Data Processing Inc  COM              053015103     2092 45805.282SH       SOLE                45805.282
BP PLC                         COM              055622104      343 4982.117 SH       SOLE                 4982.117
Bank of America Corp           COM              060505104     8165 179293.301SH      SOLE               179293.301
Barr Pharmaceuticals Inc       COM              068306109     1120 17788.000SH       SOLE                17788.000
Bear Stearns Companies Inc     COM              073902108      434 3131.530 SH       SOLE                 3131.530
Brandywine Realty Trust        COM              105368203     1878 59129.259SH       SOLE                59129.259
Caterpillar Inc                COM              149123101      792 11031.472SH       SOLE                11031.472
ChevronTexaco Corp             COM              166764100     4683 80784.576SH       SOLE                80784.576
Chubb Corp                     COM              171232101     1158 12133.813SH       SOLE                12133.813
Cisco Systems Inc              COM              17275R102      968 44663.000SH       SOLE                44663.000
Citigroup Inc                  COM              172967101     4238 89733.005SH       SOLE                89733.005
Cohen & Steers REIT & Preferre COM              19247x100      911 32827.002SH       SOLE                32827.002
Colgate-Palmolive Co           COM              194162103      809 14175.615SH       SOLE                14175.615
Commerce Bank Inc              COM              200519106     1316 35895.744SH       SOLE                35895.744
ConocoPhillips                 COM              20825C104     2724 43131.085SH       SOLE                43131.085
Costco Wholesale Corp          COM              22160K105      690 12745.000SH       SOLE                12745.000
Dell Inc                       COM              24702R101      937 31477.000SH       SOLE                31477.000
Dominion Resources Inc         COM              25746U109     1349 19546.053SH       SOLE                19546.053
Duke Energy Corp               COM              264399106     1621 55593.387SH       SOLE                55593.387
Duquesne Light Holdings Inc    COM              266233105      867 52517.842SH       SOLE                52517.842
Electronic Arts Inc            COM              285512109      420 7675.000 SH       SOLE                 7675.000
Exxon Mobil Corp               COM              30231G102     4391 72155.750SH       SOLE                72155.750
Fannie Mae                     COM              313586109      361 7030.056 SH       SOLE                 7030.056
FedEx Corp                     COM              31428X106     1872 16578.127SH       SOLE                16578.127
First Data Corp                COM              319963104      724 15458.054SH       SOLE                15458.054
Flextronics Int'l Ltd          COM              Y2573F102      490 47365.000SH       SOLE                47365.000
Forest Laboratories Inc        COM              345838106      584 13090.000SH       SOLE                13090.000
Fortune Brands Inc             COM              349631101      799 9907.382 SH       SOLE                 9907.382
Fulton Financial Corp          COM              360271100      325 18906.000SH       SOLE                18906.000
General Electric Co            COM              369604103     2848 81895.130SH       SOLE                81895.130
HCC Insurance Holdings Inc.    COM              404132102     1466 42135.931SH       SOLE                42135.931
Harley-Davidson Inc            COM              412882108      275 5298.734 SH       SOLE                 5298.734
Harte Hanks Inc                COM              416196103      878 32085.576SH       SOLE                32085.576
Hershey Foods Corp             COM              427866108      321 6148.153 SH       SOLE                 6148.153
Home Depot Inc                 COM              437076102     1381 32658.299SH       SOLE                32658.299
Honeywell International Inc    COM              438516106      655 15315.179SH       SOLE                15315.179
Illinois Tool Works Inc        COM              452308109      996 10336.511SH       SOLE                10336.511
Ingersoll-Rand Co. Cl A        COM              014131418     2252 53879.558SH       SOLE                53879.558
Intel Corp                     COM              458140100      878 45124.685SH       SOLE                45124.685
International Business Machine COM              459200101      369 4474.668 SH       SOLE                 4474.668
International Rectifier Corp   COM              460254105      499 12050.000SH       SOLE                12050.000
JP Morgan Chase & Co           COM              46625H100     1110 26663.847SH       SOLE                26663.847
Johnson & Johnson Inc          COM              478160104     2107 35571.657SH       SOLE                35571.657
Kimberly-Clark Corp            COM              494368103      465 8047.165 SH       SOLE                 8047.165
Kinder Morgan Energy Partners  COM              494550106     1587 32939.730SH       SOLE                32939.730
Kinder Morgan Inc              COM              49455P101      236 2565.834 SH       SOLE                 2565.834
L-3 Communications Holdings In COM              502424104      239 2787.474 SH       SOLE                 2787.474
Lowe's Cos Inc                 COM              540424108      709 11010.058SH       SOLE                11010.058
Mack-Cali Realty Corp          COM              554489104      316 6575.000 SH       SOLE                 6575.000
Manitowoc Company Inc          COM              563571108      792 8688.738 SH       SOLE                 8688.738
Marsh & McLennan Cos           COM              571748102      361 12299.773SH       SOLE                12299.773
Masco Corp                     COM              574599106     1311 40354.299SH       SOLE                40354.299
McKesson Corp                  COM              58155Q103     1087 20844.477SH       SOLE                20844.477
Medtronic Inc                  COM              585055106     3728 73466.559SH       SOLE                73466.559
Microsoft Corp                 COM              594918104     1466 53890.115SH       SOLE                53890.115
Military Resale Group          COM              599788106        1 100000.000SH      SOLE               100000.000
Moog Inc                       COM              615394202     1213 34176.000SH       SOLE                34176.000
Mylan Laboratories Inc         COM              628530107     2142 91541.923SH       SOLE                91541.923
Nabors Industries Ltd          COM              G6359F103      879 12275.000SH       SOLE                12275.000
Nestle SA                      COM              641069406      586 7915.000 SH       SOLE                 7915.000
New York Community Bancorp Inc COM              649445103     1538 87798.231SH       SOLE                87798.231
Nokia Oyj                      COM              654902204      296 14308.044SH       SOLE                14308.044
PPL Corp                       COM              69351t106      646 21978.849SH       SOLE                21978.849
Pennsylvania Commerce Bancorp  COM              708677109    14897 494084.064SH      SOLE               494084.064
Pepsico Inc                    COM              713448108     3695 63942.771SH       SOLE                63942.771
Pfizer Inc                     COM              717081103     2176 87309.876SH       SOLE                87309.876
Praxair Inc                    COM              74005P104     1267 22967.832SH       SOLE                22967.832
Procter & Gamble Co            COM              742718109     1745 30284.685SH       SOLE                30284.685
Provident Bankshares Corp      COM              743859100      269 7376.821 SH       SOLE                 7376.821
Quest Diagnostics Inc          COM              74834L100     1027 20010.391SH       SOLE                20010.391
Rite Aid Corp                  COM              767754104      697 174256.748SH      SOLE               174256.748
Royal Bank of Canada           COM              780087102     1022 12116.325SH       SOLE                12116.325
Sealed Air Corp                COM              81211K100      913 15782.499SH       SOLE                15782.499
Sirius Satellite Radio Inc     COM              82966U103       78 15470.000SH       SOLE                15470.000
Startek Inc                    COM              85569C107     1264 53634.445SH       SOLE                53634.445
Stryker Corp                   COM              863667101      820 18494.976SH       SOLE                18494.976
SunTrust Banks Inc             COM              867914103     1134 15587.452SH       SOLE                15587.452
Sysco Corp                     COM              871829107      744 23223.590SH       SOLE                23223.590
T Rowe Price Group Inc         COM              74144T108     2391 30575.358SH       SOLE                30575.358
Target Corp                    COM              87612E106      909 17483.053SH       SOLE                17483.053
Teva Pharmaceutical Industries COM              881624209     1120 27186.909SH       SOLE                27186.909
Texas Instruments Inc          COM              882508104      575 17695.912SH       SOLE                17695.912
Thermo Electron Corp           COM              883556102      583 15715.000SH       SOLE                15715.000
Thornburg Mortgage Inc         COM              885218107      218 8054.970 SH       SOLE                 8054.970
UBS AG                         COM              H8920M855      307 2800.000 SH       SOLE                 2800.000
UBS AG                         COM              H8920M855     1044 9495.000 SH       SOLE                 9495.000
UGI Corporation                COM              902681105     1161 55080.847SH       SOLE                55080.847
United Parcel Service Inc      COM              911312106      411 5180.105 SH       SOLE                 5180.105
United Technologies Corp       COM              913017109     2005 34587.194SH       SOLE                34587.194
Verizon Communications         COM              92343V104     1043 30631.408SH       SOLE                30631.408
Vitasti, Inc.                  COM              92848n102        7 50000.000SH       SOLE                50000.000
Vornado Realty Trust           COM              929042109      784 8162.288 SH       SOLE                 8162.288
Wachovia Corp                  COM              929903102      264 4716.381 SH       SOLE                 4716.381
Wal-Mart Stores Inc            COM              931142103      265 5609.596 SH       SOLE                 5609.596
Walgreen Co                    COM              931422109     1036 24014.847SH       SOLE                24014.847
Washington Mutual Inc          COM              939322103     2848 66821.351SH       SOLE                66821.351
WellPoint Inc.                 COM              94973v107     1220 15757.000SH       SOLE                15757.000
Wells Fargo & Co               COM              949746101      270 4229.318 SH       SOLE                 4229.318
Whole Foods Market Inc         COM              966837106      498 7500.139 SH       SOLE                 7500.139
Zimmer Holdings Inc            COM              98956P102     1849 27350.002SH       SOLE                27350.002
iShares MSCI Canada Index Fund COM              464286509     1569 66418.009SH       SOLE                66418.009

</SEC-DOCUMENT>
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